Revenue - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue
Deferred revenue	$ 163	$ 1,644
Deferred revenue on consolidated balance sheet	1,644	$ 149
Remaining unearned revenue	$ 163
Revenue adjustment amount			$ 15,271